UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oracle Investment Management, Inc.
Address: 200 Greenwich Avenue
         Greenwich, CT  06830

13F File Number:  28-05592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lana Ostrovsky
Title:     CFO
Phone:     (203) 862-7900

Signature, Place, and Date of Signing:

      /s/ Lana Ostrovsky     Greenwich, CT     August 14, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $1,017,425 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXION PHARMACEUTICALS INC    COM              015351109 37036031   821927 SH       SOLE                   821927        0        0
ANTIGENICS INC DEL             COM              037032109   429000   150000 SH       SOLE                   150000        0        0
ARTHROCARE CORP                COM              043136100 10652698   242603 SH       SOLE                   242603        0        0
BARR PHARMACEUTICALS INC       COM              068306109  9659229   192300 SH       SOLE                   192300        0        0
BIOGEN IDEC INC                COM              09062X103 23340017   436262 SH       SOLE                   436262        0        0
BOSTON SCIENTIFIC CORP         COM              101137107 10193430   664500 SH       SOLE                   664500        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108 38537916  1221100 SH       SOLE                  1221100        0        0
CELL GENESYS INC               COM              150921104   113900    34000 SH       SOLE                    34000        0        0
CEPHALON INC                   COM              156708109 68274343   849289 SH       SOLE                   849289        0        0
ELAN PLC                       ADR              284131208147631422  6731939 SH       SOLE                  6731939        0        0
GILEAD SCIENCES INC            COM              375558103 15457337   398386 SH       SOLE                   398386        0        0
GTX INC DEL                    COM              40052B108 40364099  2493150 SH       SOLE                  2493150        0        0
HLTH CORPORATION               COM              40422Y101 70756510  5050429 SH       SOLE                  5050429        0        0
HOLOGIC INC                    COM              436440101  4959371    89665 SH       SOLE                    89665        0        0
MANNKIND CORP                  COM              56400P201  9710750   787571 SH       SOLE                   787571        0        0
MEDTRONIC INC                  COM              585055106 76037132  1466200 SH       SOLE                  1466200        0        0
QUIDEL CORP                    COM              74838J101 48113979  2739976 SH       SOLE                  2739976        0        0
REGENERON PHARMACEUTICALS      COM              75886F107 28922217  1613963 SH       SOLE                  1613963        0        0
SEPRACOR INC                   COM              817315104  4102000   100000 SH       SOLE                   100000        0        0
ST JUDE MED INC                COM              790849103 53959985  1300554 SH       SOLE                  1300554        0        0
THIRD WAVE TECHNOLOGIES INC    COM              88428W108  6126459  1047258 SH       SOLE                  1047258        0        0
TRANSITION THERAPEUTICS        COM              893716951 13988105  8613600 SH       SOLE                  8613600        0        0
VCA ANTECH INC                 COM              918194101 17427065   462379 SH       SOLE                   462379        0        0
VENTANA MED SYS INC            COM              92276H106191274699  2475407 SH       SOLE                  2475407        0        0
WEBMD HEALTH CORP              CL A             94770V102  9193430   195314 SH       SOLE                   195314        0        0
WYETH                          COM              983024100 81163566  1415479 SH       SOLE                  1415479        0        0